Intangible Assets	12 Months Ended
Dec. 31, 2019
Intangible assets and goodwill [abstract]
Intangible Assets
14.	Intangible Assets:

(a)	As of December 31, 2018 and 2019 intangible assets are detailed as follows:

	Useful Life		Average remaining amortization		Gross balance		Accumulated Amortization		Net balance
	2018	2019	2018	2019	2018	2019	2018	2019	2018	2019
	Years	Years	Years	Years	MCh$	MCh$	MCh$	MCh$	MCh$	MCh$

Other Intangible Assets:
Goodwill	―	―	―	―	16,714	16,714	―	―	16,714	16,714
Intangible assets arising from business combinations	―	―	―	―	56,249	56,249	(39,553)	(39,553)	16,696	16,696
Software or computer programs	6	6	5	5	144,968	163,511	(92,907)	(105,204)	52,061	58,307
Total					217,931	236,474	(132,460)	(144,757)	85,471	91,717

(b)	Changes in intangible assets during the 2018 and 2019 periods are as follows:

	Goodwill (1)	Intangible assets arising from business combinations (2)	Software or computer programs	Total
	MCh$	MCh$	MCh$	MCh$
Gross Balance
Balance as of January 1, 2018	16,714	56,249	122,480	195,443
Acquisitions	―	―	23,512	23,512
Disposals	―	―	(1,024)	(1,024)
Impairment loss	―	―	―	―
Balance as of December 31, 2018	16,714	56,249	144,968	217,931
Acquisitions	―	―	20,928	20,928
Disposals	―	―	(1,759)	(1,759)
Reclassification	―	―	(276)	(276)
Impairment loss	―	―	(350)	(350)
Balance as of December 31, 2019	16,714	56,249	163,511	236,474

Accumulated Amortization
Balance as of January 1, 2018	―	(39,553)	(83,435)	(122,988)
Amortization for the year	―	―	(10,496)	(10,496)
Disposals	―	―	1,024	1,024
Balance as of December 31, 2018	―	(39,553)	(92,907)	(132,460)
Amortization for the year	―	―	(12,875)	(12,875)
Disposals	―	―	316	316
Reclassification	―	―	262	262
Balance as of December 31, 2019	―	(39,553)	(105,204)	(144,757)

Net balance as of December 31, 2018	16,714	16,696	52,061	85,471
Net balance as of December 31, 2019	16,714	16,696	58,307	91,717

(1)	Goodwill corresponds mainly to business combination with Citibank Chile whose amount is of MCh$12,576 that represents the value of synergies to be generated in the combination process and the acquisition of know-how.
(2)	Intangible assets arising from business combinations include assets with indefinite useful lives acquired in the business combination with Citibank Chile.

As of December 31, 2018 and 2019, the Bank had made the following commitments for technological developments:

	Amount of Commitment
	2018	2019
	MCh$	MCh$
Software and licenses	11,806	7,151

(c)	Impairment testing of Goodwill

For goodwill impairment purposes, testing is carried out at the level of business segments described above and in Note No. 5 to the financial statements. This methodology is in line with IAS 36, where business segments represent the lowest level within the entity at which the goodwill is monitored for internal management purposes.

Accordingly, for impairment testing purposes, goodwill acquired through business combinations has been allocated to four individual business segments, as follows:

	2018	2019
Business Segments	MCh$	MCh$
Retail	5,928	5,928
Wholesale	2,135	2,135
Treasury and money market operations	4,513	4,513
Subsidiaries	4,138	4,138
Total	16,714	16,714

Below are the key assumptions used for determining the value in use for impairment testing purposes:

●	The Bank determines the recoverable amount of its business segments on the basis of value in use and employs a discounted cash flows ("DCF") valuation model. The DCF model determines the present value of the estimated future earnings that would be distributed to shareholders, once the respective regulatory capital requirements are satisfied.

●	For purposes of the goodwill impairment testing, the DCF model uses earnings projections for a ten-year period. A ten-year period is deemed as the Bank assumes that over that period it is possible to achieve the goals set in the long-term business strategy.

●	Earnings projections result from business growth, particularly associated with projected expansion rates for the local economy, the industry's loan book and the Bank's strategic goals. Then, based on historical data and a linear regression analysis, the Bank determines a multiplier of loan expansion (real terms) over GDP growth for the local economy. Currently, this multiplier is approximately 1.9 times and is expected to decrease overtime as long as banking penetration increases across the diverse business segments.

•	Following the estimation of growth rates for the economy and the banking industry, expansion rates of the Bank's loan book are determined by considering the achievement of the Bank's long-term strategic goals. Therefore, real growth rates are considered to be slightly higher than the industry rates within the ten-year period, assuming that a market share of 17.8% is achieved at year three and remains constant onwards.

(c)	Impairment testing of Goodwill, continued:

●	For purposes of business segments valuation, the DCF model considers discount rates that are determined by carrying out a linear regression analysis based on historical data of monthly stock returns for the Bank and the market portfolio or overall stock index (IGPA index in Chile). In order to do this, an index linear model is applied, which is widely used in finance for these purposes. After estimating the model parameters (alpha and beta), the Capital Asset Pricing Model ("CAPM") is utilized in order to determine the cost of equity or discount rate for shareholders' cash flows. When using CAPM, a 7.3% discount rate is computed by assuming equilibrium scenarios for risk-free rates and inflation. We also use alternative methods, such as historical return-on-equity (net income over market capitalization) and implicit return-on-equity on price-to-earnings ratios projected by market analysts. By means of these methods, the Bank is able to reach discount rates of 7.3% and 7.0%, respectively, and using such evidence, the Bank determined a cost of equity of 9.0% as a baseline scenario for discount rates used for valuation purposes. The Bank also carries out a sensitivity analysis by setting discounts rates of 8.0% and 10.0%.

(d)	Annual goodwill impairment test:

The annual goodwill impairment tests for the years ended December 31, 2018 and 2019 did not result in an impairment loss on the goodwill of the Bank's business segments as their economic values were higher than their carrying amounts.

(e)	Restrictions:

Banco de Chile and its subsidiaries have no restrictions on intangible assets as of December 31, 2018 and 2019. Additionally, no intangible assets have been pledged as collateral to secure the fulfillment of any financial obligation. Moreover, there are no amounts owed by the Bank on intangible assets as of the aforementioned dates.